Equity (Tables)	9 Months Ended
Mar. 31, 2023
Disclosure of classes of share capital [abstract]
Schedule of Share Capital	Share capital

	As of March 31,
	2023	2022	2023	2022
	Shares No.		(U.S. dollars, in thousands)
Contributed equity
(i)Share capital
Ordinary shares	737,121,218	650,454,551	1,207,500	1,165,309
Less: Treasury Shares	(542,903)	(542,903)	—	—
Total Contributed Equity	736,578,315	649,911,648	1,207,500	1,165,309

Summary of Movements in Ordinary Share Capital	Movements in ordinary share capital

	Nine Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022
	Shares No.		(U.S. dollars, in thousands)
Opening balance	650,454,551	648,696,070	1,165,309	1,163,153
Issues of ordinary shares during the period
Exercise of share options(1)	—	—	—	209
Transfer to employee share trust(1)	—	—	—	—
Share based compensation for services rendered	—	1,758,481	—	1,698
Placement of shares under a share placement agreement(2)	86,666,667	—	45,065	—
Transaction costs arising on share issue	—	—	(2,874)	21
Total contributions of equity during the period	86,666,667	1,758,481	42,191	1,928
Share options reserve transferred to equity on exercise of options	—	—	—	228
Ending balance	737,121,218	650,454,551	1,207,500	1,165,309

(1)Options are issued to employees, directors and consultants in accordance with the Mesoblast Employee Share Option Plan. From July 1, 2020, unpaid shares are issued to the share trust to enable future option exercises to be settled. On exercise of options, the proceeds of the exercise are recorded in ordinary share capital in Mesoblast Limited and the exercise is settled by transfer of the shares from the share trust to the employee. Prior to July 1, 2020, the shares issued and share capital received on the exercise of options were recorded in ordinary share capital.

(2)During the nine months ended March 31, 2023, 86,666,667 shares were issued in an equity purchase of Mesoblast Limited at A$0.75 per share to existing and new institutional investors, representing a 5.0% discount to the thirty trading-day volume weighted average price.

Summary of Movements of Shares in Share Trust	Movements of shares in share trust

	Nine Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022
	Shares No.		(U.S. dollars, in thousands)
Opening balance	542,903	771,983	—	—
Movement of shares in share trust
Exercise of share options(1)	—	(229,080)	—	—
Ending balance	542,903	542,903	—	—

(1)Options are issued to employees, directors and consultants in accordance with the Mesoblast Employee Share Option Plan. From July 1, 2020, unpaid shares are issued to the share trust to enable future option exercises to be settled. On exercise of options, the proceeds of the exercise are recorded in ordinary share capital in Mesoblast Limited and the exercise is settled by transfer of the shares from the share trust to the employee. Prior to July 1, 2020, the shares issued and share capital received on the exercise of options were recorded in ordinary share capital.

Summary of Warrant Reserve	Warrant reserve

(in U.S. dollars, in thousands)	As of March 31,	As of June 30,
Warrant reserve	2023	2022
Opening balance	12,969	12,969
Movement during the period	—	—
Closing Balance	12,969	12,969